Schedule of Investments (unaudited)
June 30, 2020
BlackRock 20/80 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 22.7%
BlackRock Emerging Markets Fund, Inc., Class K	316,609	$ 7,737,931
iShares Core MSCI EAFE ETF	113,956	6,513,725
iShares Core S&P Small-Cap ETF	149,483	10,208,194
iShares Core S&P Total U.S. Stock Market ETF	162,558	11,288,027
iShares Edge MSCI Min Vol USA ETF	118,584	7,189,748
iShares Edge MSCI USA Value Factor ETF	139,911	10,112,767
iShares MSCI EAFE Growth ETF	90,023	7,481,812
iShares Trust iShares ESG MSCI USA ETF	160,798	11,254,252
Master Advantage Large Cap Core Portfolio	$ 11,257,650	11,257,650
		83,044,106
Fixed-Income Funds — 77.0%
BlackRock High Yield Bond Portfolio, Class K	1,951,652	13,993,342
BlackRock Strategic Income Opportunities Portfolio, Class K	9,245,000	91,248,153
iShares iBoxx $ Investment Grade Corporate Bond ETF	250,816	33,734,752
iShares U.S. Treasury Bond ETF	1,812,142	50,721,855
Master Total Return Portfolio	$ 91,302,306	91,302,306
		281,000,408
Total Long-Term Investments — 99.7% (Cost: $351,499,508)		364,044,514
Security	Shares	Value
Short-Term Securities(a)(b)
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.11%	759,963	$ 759,963
Total Short-Term Securities — 0.2% (Cost: $759,963)		759,963
Total Investments — 99.9% (Cost: $352,259,471)		364,804,477
Other Assets Less Liabilities — 0.1%		236,327
Net Assets — 100.0%		$ 365,040,804
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Emerging Markets Fund, Inc., Class K	246,521	324,035	(253,947)	316,609	$ 7,737,931	$ 149,681	$ (396,566)	$ 797,406
BlackRock High Yield Bond Portfolio, Class K	—	3,241,390	(1,289,738)	1,951,652	13,993,342	208,719	174,933	(289,793)
BlackRock Liquidity Funds, T-Fund, Institutional Class	753,986	5,977(b)	—	759,963	759,963	6,756	3	—
BlackRock Strategic Income Opportunities Portfolio, Class K	4,875,283	5,360,841	(991,124)	9,245,000	91,248,153	1,616,100	(194,783)	480,341
iShares 20+ Year Treasury Bond ETF(c)	—	46,273	(46,273)	—	—	31,370	(147,506)	—
iShares Core MSCI EAFE ETF	98,630	162,775	(147,449)	113,956	6,513,725	170,525	(1,015,028)	(83,353)
iShares Core S&P 500 ETF(c)	—	32,103	(32,103)	—	—	39,402	(1,579,697)	—
iShares Core S&P Small-Cap ETF	—	149,483	—	149,483	10,208,194	34,821	—	(387,894)
iShares Core S&P Total U.S. Stock Market ETF	325,774	173,008	(336,224)	162,558	11,288,027	263,891	4,561,746	(2,611,569)
iShares Edge MSCI Min Vol USA ETF	334,373	57,941	(273,730)	118,584	7,189,748	152,365	826,662	(1,345,970)
iShares Edge MSCI USA Quality Factor ETF(c)	—	89,440	(89,440)	—	—	63,181	(473,755)	—
iShares Edge MSCI USA Size Factor ETF(c)	—	69,781	(69,781)	—	—	22,184	334,531	—
iShares Edge MSCI USA Value Factor ETF	—	146,720	(6,809)	139,911	10,112,767	55,073	1,217	257,029
iShares Floating Rate Bond ETF(c)	302,368	364,200	(666,568)	—	—	179,760	(200,676)	(17,104)
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	430,907	(180,091)	250,816	33,734,752	252,738	(267,610)	497,579
iShares MBS ETF(c)	220,719	7,568	(228,287)	—	—	116,198	320,016	(385,123)

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock 20/80 Target Allocation Fund
Affiliated Issuer	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI EAFE Growth ETF	—	99,369	(9,346)	90,023	$ 7,481,812	$ 45,269	$ 37,705	$ 829,842
iShares Trust iShares ESG MSCI USA ETF	—	178,200	(17,402)	160,798	11,254,252	40,641	57,398	1,219,148
iShares U.S. Treasury Bond ETF	933,300	1,979,241	(1,100,399)	1,812,142	50,721,855	326,875	1,873,133	386,986
Master Advantage Large Cap Core Portfolio	$9,187,612	$2,070,038(b)(d)	$—	$11,257,650	11,257,650	110,171	118,322	739,885
Master Total Return Portfolio	$61,575,302	$29,727,004(b)(d)	$—	$91,302,306	91,302,306	1,460,749	2,865,461	138,740
SL Liquidity Series, LLC, Money Market Series(c)	15,106,317	—	(15,106,317)(b)	—	—	19,561(e)	7,165	654
U.S. Total Bond Index Master Portfolio(c)	$67,668,900	$—	$(67,668,900)(b)(d)	$—	—	1,115,214	4,434,043	(2,397,169)
					$ 364,804,477	$ 6,481,244	$ 11,336,714	$ (2,170,365)
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock 20/80 Target Allocation Fund
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.
Certain investments of the Fund were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 261,484,558	$ —	$ —	$ 261,484,558
Short-Term Securities
Money Market Funds	759,963	—	—	759,963
	$ 262,244,521	$ —	$ —	262,244,521
Investments Valued at NAV(a)				102,559,956
				$ 364,804,477
The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
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